Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Interest and similar income	£ 12,721	£ 11,853	£ 6,822
Interest expense and similar charges	(8,395)	(7,186)	(2,350)
Net interest income	4,326	4,667	4,472
Fee and commission income	730	801	836
Fee and commission expense	(484)	(505)	(512)
Net fee and commission income	246	296	324
Other operating income	111	213	210
Total operating income	4,683	5,176	5,006
Operating expenses before credit impairment charges, provisions and charges	(2,577)	(2,485)	(2,370)
Credit impairment charges	(70)	(206)	(321)
Provisions for other liabilities and charges	(706)	(336)	(421)
Total credit impairment charges, provisions and charges	(776)	(542)	(742)
Profit before tax	1,330	2,149	1,894
Tax on profit	(380)	(553)	(471)
Profit after tax	950	1,596	1,423
Attributable to:
Equity holders of the parent	950	1,596	1,406
Non-controlling interests	0	0	17
Profit after tax	£ 950	£ 1,596	£ 1,423